Expense Example {- Fidelity Managed Retirement Income Fund} - 07.31 Fidelity Managed Retirement Funds K Combo PRO-04 - Fidelity Managed Retirement Income Fund - Class K	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 36
3 years	113
5 years	197
10 years	$ 443